Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 9 - Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	Partial exercise of Commitment Amount

During the period commencing on July 1, 2026 through the issuance date of these condensed interim financial statements, the Company sold 6,178,550,400 ordinary shares to Yorkville out of the Commitment Amount under the NEW SEPA for a total purchase price of $437 thousand.

B.	A significant decrease of the value of the Company’s investment in VisionWave stock

Subsequent to the balance sheet date, the market price of VisionWave’s stock decreased significantly. During July 2026, the stock price declined by approximately 60%, with a further decline in early August 2026.